Export Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Concentration Risk [Line Items]
Net Sales	$ 401,419	$ 411,475	$ 348,419
Export Sales
Concentration Risk [Line Items]
Net Sales	$ 152,728	$ 141,584	$ 119,099
Export Sales | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	38.00%	34.00%	34.00%
Canada | Geographic Concentration Risk
Concentration Risk [Line Items]
Net Sales	$ 74,310	$ 60,987	$ 76,736
Canada | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	19.00%	15.00%	22.00%